Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 20, 2013
Document Effective Date	Mar. 29, 2013
Prospectus Date	Mar. 29, 2013
Roosevelt Strategic Income Fund | Roosevelt Strategic Income Fund | Roosevelt Strategic Income Fund - Institutional Shares
Risk/Return:
Trading Symbol	RSTIX
Roosevelt Strategic Income Fund | Roosevelt Strategic Income Fund | Roosevelt Strategic Income Fund - Investor Shares
Risk/Return:
Trading Symbol	RSTNX